Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Domestic
Current tax expenses	$ (241)	$ (215)	$ (435)
Income tax expense for year	$ (241)	$ (215)	$ (435)